ADVANCES FROM CLIENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Advances from client	R$ 421,002	R$ 654,853
Other advances from clients		10,153
Non-current
Advances from clients	448,881	519,391
TOTAL	869,883	1,174,244
PROINFA
CURRENT
Advances from client	357,275	575,962
ALBRAS
CURRENT
Advances from client	63,727	68,738	R$ 60,504
Non-current
Advances from clients	448,881	519,391	592,215
TOTAL	R$ 512,608	R$ 588,129	R$ 652,719